Financial assets at fair value through other comprehensive income (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Investments in equity instruments designated at fair value through other comprehensive income
Marketable equity securities and other stocks	R$ 9,951,317	R$ 10,929,483
Total	9,951,317
Cost
Investments in equity instruments designated at fair value through other comprehensive income
Marketable equity securities and other stocks	8,938,066
Total	8,938,066
Adjustments to Fair Value
Investments in equity instruments designated at fair value through other comprehensive income
Marketable equity securities and other stocks	1,013,251
Total	R$ 1,013,251